Taxes - Schedule of Tax Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Payable Consisted [Abstract]
Value-added tax payable	$ 1,879	$ 1,665
Income tax payable	821	343
Other taxes payable	317	270
Total	$ 3,017	$ 2,278